CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary Shares Class B ordinary shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Class B ordinary shares	Total
Beginning balance at Dec. 31, 2024		$ 690	$ 24,310	$ (42,620)		$ (17,620)
Beginning balance (In shares) at Dec. 31, 2024		6,900,000
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net income (loss)				(20,449)		(20,449)
Ending balance at Mar. 31, 2025		$ 690	$ 24,310	(63,069)		(38,069)
Ending balance (In shares) at Mar. 31, 2025		6,900,000
Beginning balance at Dec. 31, 2025	$ 690			(13,197,985)		(13,197,295)
Beginning balance (In shares) at Dec. 31, 2025	6,900,000				6,900,000
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount				(2,491,718)		(2,491,718)
Net income (loss)				1,680,417		1,680,417
Ending balance at Mar. 31, 2026	$ 690			$ (14,009,286)		$ (14,008,596)
Ending balance (In shares) at Mar. 31, 2026	6,900,000				6,900,000